Fund summaries Putnam Asset Allocation: Growth Portfolio
Goal
The Growth Portfolio seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Asset Allocation Growth Portfolio) Putnam Asset Allocation: Growth Portfolio[Member]	Class A- Asset Allocation: Growth Portfolio [Member]		Class B- Asset Allocation: Growth Portfolio [Member]		Class C- Asset Allocation: Growth Portfolio [Member]	Class M- Asset Allocation: Growth Portfolio [Member]		Class R- Asset Allocation: Growth Portfolio [Member]	Class Y- Asset Allocation: Growth Portfolio [Member]
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	[1]	none	none
[1]	A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Asset Allocation Growth Portfolio) Putnam Asset Allocation: Growth Portfolio[Member]	Class A- Asset Allocation: Growth Portfolio [Member]	Class B- Asset Allocation: Growth Portfolio [Member]	Class C- Asset Allocation: Growth Portfolio [Member]	Class M- Asset Allocation: Growth Portfolio [Member]	Class R- Asset Allocation: Growth Portfolio [Member]	Class Y- Asset Allocation: Growth Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Acquired fund operating expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example (Asset Allocation Growth Portfolio) Putnam Asset Allocation: Growth Portfolio[Member] (USD $)	Class A- Asset Allocation: Growth Portfolio [Member]	Class B- Asset Allocation: Growth Portfolio [Member]	Class C- Asset Allocation: Growth Portfolio [Member]	Class M- Asset Allocation: Growth Portfolio [Member]	Class R- Asset Allocation: Growth Portfolio [Member]	Class Y- Asset Allocation: Growth Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	691	699	299	518	149	98
3 years	937	915	615	870	462	306
5 years	1,202	1,257	1,057	1,246	797	531
10 years	1,957	2,091	2,285	2,299	1,746	1,178

Expense Example No, Redemption (Asset Allocation Growth Portfolio) Putnam Asset Allocation: Growth Portfolio[Member] (USD $)	Class B- Asset Allocation: Growth Portfolio [Member]	Class C- Asset Allocation: Growth Portfolio [Member]
Share class	Class B (no redemption)	Class C (no redemption)
1 year	199	199
3 years	615	615
5 years	1,057	1,057
10 years	2,091	2,285

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 116%.
Investments

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calender quarter Q2 2009 19.54% Worst calender quarter Q4 2008 -21.44%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns (Asset Allocation Growth Portfolio)	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Putnam Asset Allocation: Growth Portfolio[Member] Class A- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class A before taxes		8.29%	2.09%	3.12%
Putnam Asset Allocation: Growth Portfolio[Member] Class A- Asset Allocation: Growth Portfolio [Member] After taxes on distributions [Member]	Class A after taxes on distributions		7.15%	1.31%	2.42%
Putnam Asset Allocation: Growth Portfolio[Member] Class A- Asset Allocation: Growth Portfolio [Member] After taxes on distributions and sale of fund shares [Member]	Class A after taxes on distributions and sale of fund shares		5.59%	1.42%	2.32%
Putnam Asset Allocation: Growth Portfolio[Member] Class B- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class B before taxes		9.11%	2.20%	2.97%
Putnam Asset Allocation: Growth Portfolio[Member] Class C- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class C before taxes		13.02%	2.53%	2.96%
Putnam Asset Allocation: Growth Portfolio[Member] Class M- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class M before taxes		10.36%	2.06%	2.86%
Putnam Asset Allocation: Growth Portfolio[Member] Class R- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class R before taxes		14.63%	3.00%	3.45%
Putnam Asset Allocation: Growth Portfolio[Member] Class Y- Asset Allocation: Growth Portfolio [Member] Before taxes [Member]	Class Y before taxes		15.18%	3.55%	3.99%
Russell 3000 Index [Member]	Russell 3000 Index	(no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
Putnam Growth Blended Benchmark [Member]	Putnam Growth Blended Benchmark	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Indices)	14.35%	4.33%	4.24%

Putnam Growth Blended Benchmark is a benchmark administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Barclays Capital Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EMF Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Asset Allocation: Balanced Portfolio
Goal
The Balanced Portfolio seeks total return. Total return is composed of capital appreciation and income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Asset Allocation Balanced Portfolio) Putnam Asset Allocation: Balanced Portfolio [Member]	Class A- Asset Allocation: Balanced Portfolio [Member]		Class B- Asset Allocation: Balanced Portfolio [Member]		Class C- Asset Allocation Balanced Portfolio [Member]	Class M- Asset Allocation Balanced Portfolio [Member]		Class R- Asset Allocation Balanced Portfolio [Member]	Class Y- Asset Allocation Balanced Portfolio [Member]
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	[1]	none	none
[1]	A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Asset Allocation Balanced Portfolio) Putnam Asset Allocation: Balanced Portfolio [Member]	Class A- Asset Allocation: Balanced Portfolio [Member]	Class B- Asset Allocation: Balanced Portfolio [Member]	Class C- Asset Allocation Balanced Portfolio [Member]	Class M- Asset Allocation Balanced Portfolio [Member]	Class R- Asset Allocation Balanced Portfolio [Member]	Class Y- Asset Allocation Balanced Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Acquired fund operating expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.12%	1.87%	1.87%	1.62%	1.37%	0.87%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example (Asset Allocation Balanced Portfolio) Putnam Asset Allocation: Balanced Portfolio [Member] (USD $)	Class A- Asset Allocation: Balanced Portfolio [Member]	Class B- Asset Allocation: Balanced Portfolio [Member]	Class C- Asset Allocation Balanced Portfolio [Member]	Class M- Asset Allocation Balanced Portfolio [Member]	Class R- Asset Allocation Balanced Portfolio [Member]	Class Y- Asset Allocation Balanced Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	683	690	290	509	139	89
3 years	911	888	588	843	434	278
5 years	1,156	1,211	1,011	1,200	750	482
10 years	1,860	1,995	2,190	2,205	1,646	1,073

Expense Example, No Redemption (Asset Allocation Balanced Portfolio) Putnam Asset Allocation: Balanced Portfolio [Member] (USD $)	Class B- Asset Allocation: Balanced Portfolio [Member]	Class C- Asset Allocation Balanced Portfolio [Member]
Share class	Class B (no redemption)	Class C (no redemption)
1 year	190	190
3 years	588	588
5 years	1,011	1,011
10 years	1,995	2,190

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 138%.
Investments

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calender quarter Q2 2009 16.13% Worst calender quarter Q4 2008 -19.13%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns (Asset Allocation Balanced Portfolio)	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Putnam Asset Allocation: Balanced Portfolio [Member] Class A- Asset Allocation: Balanced Portfolio [Member] Before taxes [Member]	Class A before taxes		7.79%	2.23%	2.63%
Putnam Asset Allocation: Balanced Portfolio [Member] Class A- Asset Allocation: Balanced Portfolio [Member] After taxes on distributions [Member]	Class A after taxes on distributions		6.28%	1.15%	1.70%
Putnam Asset Allocation: Balanced Portfolio [Member] Class A- Asset Allocation: Balanced Portfolio [Member] After taxes on distributions and sale of fund shares [Member]	Class A after taxes on distributions and sale of fund shares		5.18%	1.33%	1.74%
Putnam Asset Allocation: Balanced Portfolio [Member] Class B- Asset Allocation: Balanced Portfolio [Member] Before taxes [Member]	Class B before taxes		8.55%	2.36%	2.48%
Putnam Asset Allocation: Balanced Portfolio [Member] Class C- Asset Allocation Balanced Portfolio [Member] Before taxes [Member]	Class C before taxes		12.59%	2.68%	2.46%
Putnam Asset Allocation: Balanced Portfolio [Member] Class M- Asset Allocation Balanced Portfolio [Member] Before taxes [Member]	Class M before taxes		9.85%	2.21%	2.35%
Putnam Asset Allocation: Balanced Portfolio [Member] Class R- Asset Allocation Balanced Portfolio [Member] Before taxes [Member]	Class R before taxes		14.08%	3.17%	2.95%
Putnam Asset Allocation: Balanced Portfolio [Member] Class Y- Asset Allocation Balanced Portfolio [Member] Before taxes [Member]	Class Y before taxes		14.62%	3.71%	3.49%
Russell 3000 Index [Member]	Russell 3000 Index	(no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
Putnam Balanced Blended Benchmark [Member]	Putnam Balanced Blended Benchmark	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Index)	12.77%	4.53%	4.32%

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.

Putnam Asset Allocation: Conservative Portfolio
Goal
The Conservative Portfolio seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Asset Allocation Conservative Portfolio) Putnam Asset Allocation: Conservative Portfolio [Member]	Class A- Asset Allocation Conservative Portfolio [Member]		Class B- Asset Allocation Conservative Portfolio [Member]		Class C- Asset Allocation Conservative Portfolio [Member]	Class M- Asset Allocation Conservative Portfolio [Member]		Class R- Asset Allocation Conservative Portfolio [Member]	Class Y- Asset Allocation Conservative Portfolio [Member]
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	[1]	none	none
[1]	A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Asset Allocation Conservative Portfolio) Putnam Asset Allocation: Conservative Portfolio [Member]	Class A- Asset Allocation Conservative Portfolio [Member]	Class B- Asset Allocation Conservative Portfolio [Member]	Class C- Asset Allocation Conservative Portfolio [Member]	Class M- Asset Allocation Conservative Portfolio [Member]	Class R- Asset Allocation Conservative Portfolio [Member]	Class Y- Asset Allocation Conservative Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Acquired fund operating expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example (Asset Allocation Conservative Portfolio) Putnam Asset Allocation: Conservative Portfolio [Member] (USD $)	Class A- Asset Allocation Conservative Portfolio [Member]	Class B- Asset Allocation Conservative Portfolio [Member]	Class C- Asset Allocation Conservative Portfolio [Member]	Class M- Asset Allocation Conservative Portfolio [Member]	Class R- Asset Allocation Conservative Portfolio [Member]	Class Y- Asset Allocation Conservative Portfolio [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	678	685	285	504	134	84
3 years	896	873	573	828	418	262
5 years	1,131	1,185	985	1,175	723	455
10 years	1,806	1,940	2,137	2,152	1,590	1,014

Expense Example, No Redemption (Asset Allocation Conservative Portfolio) Putnam Asset Allocation: Conservative Portfolio [Member] (USD $)	Class B- Asset Allocation Conservative Portfolio [Member]	Class C- Asset Allocation Conservative Portfolio [Member]
Share class	Class B (no redemption)	Class C (no redemption)
1 year	185	185
3 years	573	573
5 years	985	985
10 years	1,940	2,137

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 196%.
Investments

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We also invest, to a lesser extent, in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Best calender quarter Q2 2009 12.15% Worst calender quarter Q4 2008 -14.13%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns (Asset Allocation Conservative Portfolio)	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 years	10 years
Putnam Asset Allocation: Conservative Portfolio [Member] Class A- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class A before taxes		4.39%	2.70%	3.59%
Putnam Asset Allocation: Conservative Portfolio [Member] Class A- Asset Allocation Conservative Portfolio [Member] After taxes on distributions [Member]	Class A after taxes on distributions		2.83%	1.40%	2.16%
Putnam Asset Allocation: Conservative Portfolio [Member] Class A- Asset Allocation Conservative Portfolio [Member] After taxes on distributions and sale of fund shares [Member]	Class A after taxes on distributions and sale of fund shares		2.92%	1.57%	2.22%
Putnam Asset Allocation: Conservative Portfolio [Member] Class B- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class B before taxes		5.03%	2.85%	3.41%
Putnam Asset Allocation: Conservative Portfolio [Member] Class C- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class C before taxes		8.92%	3.19%	3.41%
Putnam Asset Allocation: Conservative Portfolio [Member] Class M- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class M before taxes		6.34%	2.72%	3.29%
Putnam Asset Allocation: Conservative Portfolio [Member] Class R- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class R before taxes		10.60%	3.87%	4.14%
Putnam Asset Allocation: Conservative Portfolio [Member] Class Y- Asset Allocation Conservative Portfolio [Member] Before taxes [Member]	Class Y before taxes		11.15%	4.27%	4.48%
Barclays Capital Aggregate Bond Index [Member]	Barclays Capital Aggregate Bond Index	(no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Putnam Conservative Blended Benchmark [Member]	Putnam Conservative Blended Benchmark	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Index)	10.04%	5.42%	5.32%

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management, 65% of which is the Barclays Capital Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	PUTNAM ASSET ALLOCATION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000914209
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2011
Prospectus Date	rr_ProspectusDate	Jan 30, 2011
Putnam Asset Allocation: Growth Portfolio[Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries Putnam Asset Allocation: Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio seeks capital appreciation.
Fees and expenses	paaf914209_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	paaf914209_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	paaf914209_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 116%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	paaf914209_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calender quarter Q2 2009 19.54% Worst calender quarter Q4 2008 -21.44%
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Putnam Growth Blended Benchmark is a benchmark administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Barclays Capital Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EMF Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Putnam Growth Blended Benchmark is a benchmark administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Barclays Capital Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EMF Index (ND).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Asset Allocation: Growth Portfolio[Member] | Class A- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEAX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,957
Annual total returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(10.03%)
2002	rr_AnnualReturn2002	(14.81%)
2003	rr_AnnualReturn2003	29.43%
2004	rr_AnnualReturn2004	11.83%
2005	rr_AnnualReturn2005	10.62%
2006	rr_AnnualReturn2006	16.82%
2007	rr_AnnualReturn2007	3.58%
2008	rr_AnnualReturn2008	(38.22%)
2009	rr_AnnualReturn2009	36.88%
2010	rr_AnnualReturn2010	14.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calender quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calender quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.44%)
Putnam Asset Allocation: Growth Portfolio[Member] | Class A- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	8.29%
5 years	rr_AverageAnnualReturnYear05	2.09%
10 years	rr_AverageAnnualReturnYear10	3.12%
Putnam Asset Allocation: Growth Portfolio[Member] | Class A- Asset Allocation: Growth Portfolio [Member] | After taxes on distributions [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.15%
5 years	rr_AverageAnnualReturnYear05	1.31%
10 years	rr_AverageAnnualReturnYear10	2.42%
Putnam Asset Allocation: Growth Portfolio[Member] | Class A- Asset Allocation: Growth Portfolio [Member] | After taxes on distributions and sale of fund shares [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	5.59%
5 years	rr_AverageAnnualReturnYear05	1.42%
10 years	rr_AverageAnnualReturnYear10	2.32%
Putnam Asset Allocation: Growth Portfolio[Member] | Class B- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEBX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	915
5 years	rr_ExpenseExampleYear05	1,257
10 years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	615
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	2,091
Putnam Asset Allocation: Growth Portfolio[Member] | Class B- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	9.11%
5 years	rr_AverageAnnualReturnYear05	2.20%
10 years	rr_AverageAnnualReturnYear10	2.97%
Putnam Asset Allocation: Growth Portfolio[Member] | Class C- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAECX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	615
5 years	rr_ExpenseExampleYear05	1,057
10 years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	615
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	2,285
Putnam Asset Allocation: Growth Portfolio[Member] | Class C- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	2.53%
10 years	rr_AverageAnnualReturnYear10	2.96%
Putnam Asset Allocation: Growth Portfolio[Member] | Class M- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGMX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	518
3 years	rr_ExpenseExampleYear03	870
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,299
Putnam Asset Allocation: Growth Portfolio[Member] | Class M- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M before taxes
1 year	rr_AverageAnnualReturnYear01	10.36%
5 years	rr_AverageAnnualReturnYear05	2.06%
10 years	rr_AverageAnnualReturnYear10	2.86%
Putnam Asset Allocation: Growth Portfolio[Member] | Class R- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASRX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	797
10 years	rr_ExpenseExampleYear10	1,746
Putnam Asset Allocation: Growth Portfolio[Member] | Class R- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	14.63%
5 years	rr_AverageAnnualReturnYear05	3.00%
10 years	rr_AverageAnnualReturnYear10	3.45%
Putnam Asset Allocation: Growth Portfolio[Member] | Class Y- Asset Allocation: Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGYX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
Putnam Asset Allocation: Growth Portfolio[Member] | Class Y- Asset Allocation: Growth Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y before taxes
1 year	rr_AverageAnnualReturnYear01	15.18%
5 years	rr_AverageAnnualReturnYear05	3.55%
10 years	rr_AverageAnnualReturnYear10	3.99%
Putnam Asset Allocation: Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Asset Allocation: Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Portfolio seeks total return. Total return is composed of capital appreciation and income.
Fees and expenses	paaf914209_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	paaf914209_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[3]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	paaf914209_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 138%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	paaf914209_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calender quarter Q2 2009 16.13% Worst calender quarter Q4 2008 -19.13%
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Asset Allocation: Balanced Portfolio [Member] | Class A- Asset Allocation: Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABAX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,156
10 years	rr_ExpenseExampleYear10	1,860
Annual total returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.42%)
2002	rr_AnnualReturn2002	(12.28%)
2003	rr_AnnualReturn2003	21.36%
2004	rr_AnnualReturn2004	8.87%
2005	rr_AnnualReturn2005	6.99%
2006	rr_AnnualReturn2006	12.62%
2007	rr_AnnualReturn2007	1.88%
2008	rr_AnnualReturn2008	(33.21%)
2009	rr_AnnualReturn2009	35.20%
2010	rr_AnnualReturn2010	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calender quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calender quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.13%)
Putnam Asset Allocation: Balanced Portfolio [Member] | Class A- Asset Allocation: Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	7.79%
5 years	rr_AverageAnnualReturnYear05	2.23%
10 years	rr_AverageAnnualReturnYear10	2.63%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class A- Asset Allocation: Balanced Portfolio [Member] | After taxes on distributions [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.28%
5 years	rr_AverageAnnualReturnYear05	1.15%
10 years	rr_AverageAnnualReturnYear10	1.70%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class A- Asset Allocation: Balanced Portfolio [Member] | After taxes on distributions and sale of fund shares [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	5.18%
5 years	rr_AverageAnnualReturnYear05	1.33%
10 years	rr_AverageAnnualReturnYear10	1.74%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class B- Asset Allocation: Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABBX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	888
5 years	rr_ExpenseExampleYear05	1,211
10 years	rr_ExpenseExampleYear10	1,995
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	1,995
Putnam Asset Allocation: Balanced Portfolio [Member] | Class B- Asset Allocation: Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	8.55%
5 years	rr_AverageAnnualReturnYear05	2.36%
10 years	rr_AverageAnnualReturnYear10	2.48%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class C- Asset Allocation Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABCX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,190
Putnam Asset Allocation: Balanced Portfolio [Member] | Class C- Asset Allocation Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	12.59%
5 years	rr_AverageAnnualReturnYear05	2.68%
10 years	rr_AverageAnnualReturnYear10	2.46%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class M- Asset Allocation Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABMX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	509
3 years	rr_ExpenseExampleYear03	843
5 years	rr_ExpenseExampleYear05	1,200
10 years	rr_ExpenseExampleYear10	2,205
Putnam Asset Allocation: Balanced Portfolio [Member] | Class M- Asset Allocation Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M before taxes
1 year	rr_AverageAnnualReturnYear01	9.85%
5 years	rr_AverageAnnualReturnYear05	2.21%
10 years	rr_AverageAnnualReturnYear10	2.35%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class R- Asset Allocation Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAARX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	750
10 years	rr_ExpenseExampleYear10	1,646
Putnam Asset Allocation: Balanced Portfolio [Member] | Class R- Asset Allocation Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	14.08%
5 years	rr_AverageAnnualReturnYear05	3.17%
10 years	rr_AverageAnnualReturnYear10	2.95%
Putnam Asset Allocation: Balanced Portfolio [Member] | Class Y- Asset Allocation Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABYX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Putnam Asset Allocation: Balanced Portfolio [Member] | Class Y- Asset Allocation Balanced Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y before taxes
1 year	rr_AverageAnnualReturnYear01	14.62%
5 years	rr_AverageAnnualReturnYear05	3.71%
10 years	rr_AverageAnnualReturnYear10	3.49%
Putnam Asset Allocation: Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Asset Allocation: Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Portfolio seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.
Fees and expenses	paaf914209_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	paaf914209_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[3]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	paaf914209_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 196%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	196.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is one of three Putnam Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund's performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We also invest, to a lesser extent, in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets between stocks and bonds may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	paaf914209_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calender quarter Q2 2009 12.15% Worst calender quarter Q4 2008 -14.13%
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management, 65% of which is the Barclays Capital Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management, 65% of which is the Barclays Capital Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Asset Allocation: Conservative Portfolio [Member] | Class A- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACAX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	896
5 years	rr_ExpenseExampleYear05	1,131
10 years	rr_ExpenseExampleYear10	1,806
Annual total returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(0.18%)
2002	rr_AnnualReturn2002	(3.38%)
2003	rr_AnnualReturn2003	16.09%
2004	rr_AnnualReturn2004	5.91%
2005	rr_AnnualReturn2005	4.98%
2006	rr_AnnualReturn2006	8.01%
2007	rr_AnnualReturn2007	2.37%
2008	rr_AnnualReturn2008	(24.09%)
2009	rr_AnnualReturn2009	30.47%
2010	rr_AnnualReturn2010	10.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calender quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calender quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.13%)
Putnam Asset Allocation: Conservative Portfolio [Member] | Class A- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	4.39%
5 years	rr_AverageAnnualReturnYear05	2.70%
10 years	rr_AverageAnnualReturnYear10	3.59%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class A- Asset Allocation Conservative Portfolio [Member] | After taxes on distributions [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	2.83%
5 years	rr_AverageAnnualReturnYear05	1.40%
10 years	rr_AverageAnnualReturnYear10	2.16%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class A- Asset Allocation Conservative Portfolio [Member] | After taxes on distributions and sale of fund shares [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.92%
5 years	rr_AverageAnnualReturnYear05	1.57%
10 years	rr_AverageAnnualReturnYear10	2.22%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class B- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACBX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	873
5 years	rr_ExpenseExampleYear05	1,185
10 years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	1,940
Putnam Asset Allocation: Conservative Portfolio [Member] | Class B- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	5.03%
5 years	rr_AverageAnnualReturnYear05	2.85%
10 years	rr_AverageAnnualReturnYear10	3.41%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class C- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACCX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	2,137
Putnam Asset Allocation: Conservative Portfolio [Member] | Class C- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	8.92%
5 years	rr_AverageAnnualReturnYear05	3.19%
10 years	rr_AverageAnnualReturnYear10	3.41%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class M- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACMX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	504
3 years	rr_ExpenseExampleYear03	828
5 years	rr_ExpenseExampleYear05	1,175
10 years	rr_ExpenseExampleYear10	2,152
Putnam Asset Allocation: Conservative Portfolio [Member] | Class M- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M before taxes
1 year	rr_AverageAnnualReturnYear01	6.34%
5 years	rr_AverageAnnualReturnYear05	2.72%
10 years	rr_AverageAnnualReturnYear10	3.29%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class R- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACRX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,590
Putnam Asset Allocation: Conservative Portfolio [Member] | Class R- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	10.60%
5 years	rr_AverageAnnualReturnYear05	3.87%
10 years	rr_AverageAnnualReturnYear10	4.14%
Putnam Asset Allocation: Conservative Portfolio [Member] | Class Y- Asset Allocation Conservative Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PACYX
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Putnam Asset Allocation: Conservative Portfolio [Member] | Class Y- Asset Allocation Conservative Portfolio [Member] | Before taxes [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y before taxes
1 year	rr_AverageAnnualReturnYear01	11.15%
5 years	rr_AverageAnnualReturnYear05	4.27%
10 years	rr_AverageAnnualReturnYear10	4.48%
Russell 3000 Index [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Russell 3000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.93%
5 years	rr_AverageAnnualReturnYear05	2.74%
10 years	rr_AverageAnnualReturnYear10	2.16%
Putnam Growth Blended Benchmark [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Putnam Growth Blended Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Indices)
1 year	rr_AverageAnnualReturnYear01	14.35%
5 years	rr_AverageAnnualReturnYear05	4.33%
10 years	rr_AverageAnnualReturnYear10	4.24%
Putnam Balanced Blended Benchmark [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Putnam Balanced Blended Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Index)
1 year	rr_AverageAnnualReturnYear01	12.77%
5 years	rr_AverageAnnualReturnYear05	4.53%
10 years	rr_AverageAnnualReturnYear10	4.32%
Barclays Capital Aggregate Bond Index [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Barclays Capital Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%
Putnam Conservative Blended Benchmark [Member]
Average annual total returns after sales charges	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Putnam Conservative Blended Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI Index)
1 year	rr_AverageAnnualReturnYear01	10.04%
5 years	rr_AverageAnnualReturnYear05	5.42%
10 years	rr_AverageAnnualReturnYear10	5.32%

[1]	A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.
[3]	Restated to reflect projected expenses under a management contract effective 1/1/2010.